RELATED-PARTY TRANSACTIONS - Key management remuneration (Details) R in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018 R / $ $ / shares	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 ZAR (R)
Disclosure of transactions between related parties [line items]
Salary		R 21,215,600	R 15,710,300	R 15,323,000
Average foreign exchange rate | R / $		14.46
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary		R 56,813
Cash bonus accrued for 2018 paid in 2019		41,011
Share awards and conditional share proceeds		27,342
Pension scheme total contributions		5,300
Expense allowance and other benefits		11,677
Total		142,143	134,587
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary		12,521
Cash bonus accrued for 2018 paid in 2019		10,482
Share awards and conditional share proceeds		6,989
Pension scheme total contributions		912
Expense allowance and other benefits		1,013
Total		31,917	35,760
Average foreign exchange rate | R / $	14.46
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary		6,295
Cash bonus accrued for 2018 paid in 2019		4,994
Share awards and conditional share proceeds		3,329
Pension scheme total contributions		899
Expense allowance and other benefits		507
Total		16,024	17,697
Chris Bateman
Disclosure of transactions between related parties [line items]
Salary		8,919
Cash bonus accrued for 2018 paid in 2019		4,481
Share awards and conditional share proceeds		2,988
Pension scheme total contributions		318
Expense allowance and other benefits		8,583
Total		25,289	R 16,885
Average foreign exchange rate | R / $			14.46
Share price | $ / shares	$ 18
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Salary		4,186
Cash bonus accrued for 2018 paid in 2019		3,252
Share awards and conditional share proceeds		2,168
Pension scheme total contributions		739
Expense allowance and other benefits		250
Total		10,595	R 688
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Salary		3,721
Cash bonus accrued for 2018 paid in 2019		2,235
Share awards and conditional share proceeds		1,490
Pension scheme total contributions		260
Expense allowance and other benefits		192
Total		7,898	8,761
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary		3,833
Cash bonus accrued for 2018 paid in 2019		2,808
Share awards and conditional share proceeds		1,872
Pension scheme total contributions		523
Expense allowance and other benefits		248
Total		9,284	10,112
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary		3,797
Cash bonus accrued for 2018 paid in 2019		2,424
Share awards and conditional share proceeds		1,616
Pension scheme total contributions		280
Total		8,117	7,265
Wayne Robinson
Disclosure of transactions between related parties [line items]
Salary		4,511
Cash bonus accrued for 2018 paid in 2019		2,940
Share awards and conditional share proceeds		1,960
Pension scheme total contributions		366
Expense allowance and other benefits		267
Total		10,044	10,925
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary		3,947
Cash bonus accrued for 2018 paid in 2019		2,828
Share awards and conditional share proceeds		1,885
Pension scheme total contributions		438
Expense allowance and other benefits		330
Total		9,428	12,986
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Salary		5,083
Cash bonus accrued for 2018 paid in 2019		4,567
Share awards and conditional share proceeds		3,045
Pension scheme total contributions		565
Expense allowance and other benefits		287
Total		R 13,547	R 13,508